Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 3.92%
ABPCI Direct Lending Fund Series 2022-2A Class C 144A‡	8.24%	3-1-2032	$3,000,000	$ 2,967,900
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	135,625	131,437
Avis Budget Rental Car Funding Series 2019-2A Class C 144A	4.24	9-22-2025	2,000,000	1,954,982
BREX Incorporated Series 2022-1 Class A 144A	4.63	7-15-2025	1,000,000	981,026
Cologix Data Centers Issuer Series 2021-1A Class C 144A	5.99	12-26-2051	2,400,000	2,162,009
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	780,000	727,349
Dryden Senior Loan Fund Series 2019-80A Class DR (U.S. SOFR 3 Month +3.10%) 144A±	3.95	1-17-2033	3,000,000	2,765,929
Mosaic Solar Loans LLC Series 2019-2A Class A 144A	2.88	9-20-2040	127,754	116,249
NMEF Funding LLC Series 2022-A Class D 144A	6.75	10-16-2028	3,000,000	2,850,764
SoFi Consumer Loan Program Trust Series 2019-2 Class C 144A	3.46	4-25-2028	660,080	660,231
Sound Point CLO Limited Series 2022-1A Class D (U.S. SOFR 3 Month +3.30%) 144A±	3.58	4-25-2035	1,750,000	1,588,257
VB-S1 Issuer LLC Series 2022-1A Class F 144A	5.27	2-15-2052	1,500,000	1,362,451
Total Asset-backed securities (Cost $19,352,072)				18,268,584

	Shares
Common stocks: 28.88%
Communication services: 3.17%
Diversified telecommunication services: 0.90%
AT&T Incorporated #	60,743	1,273,173
Indus Towers Limited	50,167	132,830
Koninklijke KPN NV	196,370	699,878
Orange SA	80,360	944,873
PT Telekomunikasi Indonesia Persero Tbk	3,615,181	970,682
Saudi Telecom Company	5,912	152,996
		4,174,432
Entertainment: 0.06%
Live Nation Entertainment Incorporated †	1,048	86,544
Take-Two Interactive Software Incorporated †#	538	65,921
Warner Music Group Corporation Class A #	5,002	121,849
		274,314
Interactive media & services: 1.48%
Alphabet Incorporated Class A †	2,500	5,448,150
Alphabet Incorporated Class C †	151	330,305
Baidu Incorporated Class A †	10,208	193,186
Meta Platforms Incorporated Class A †#	1,135	183,019
Tencent Holdings Limited	6,100	275,506
ZoomInfo Technologies Incorporated †#	14,575	484,473
		6,914,639
Media: 0.21%
Omnicom Group Incorporated	15,558	989,644
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Wireless telecommunication services: 0.52%
America Movil SAB de CV ADR	4,417	$ 90,239
SK Telecom Company Limited	24,927	998,309
SoftBank Corporation	119,500	1,326,848
		2,415,396
Consumer discretionary: 4.13%
Automobiles: 0.95%
Bajaj Auto Limited	2,432	114,147
Bayerische Motoren Werke AG	12,492	961,664
General Motors Company †#	23,369	742,199
Guangzhou Automobile Group Company Limited Class H	134,000	129,615
Honda Motor Company Limited	36,100	876,159
Kia Corporation	2,168	129,071
Stellantis NV	61,006	753,877
Tesla Motors Incorporated †#	1,037	698,337
		4,405,069
Hotels, restaurants & leisure: 0.48%
Airbnb Incorporated Class A †	3,337	297,260
Chipotle Mexican Grill Incorporated †#	285	372,569
Genting Malaysia Bhd	181,400	116,886
Kangwon Land Incorporated †	4,443	86,916
Papa John's International Incorporated #	9,682	808,641
Planet Fitness Incorporated Class A †#	6,606	449,274
Wingstop Incorporated	1,554	116,193
		2,247,739
Household durables: 0.27%
Barratt Developments plc	179,937	1,001,877
Midea Group Company Limited Class A	27,099	244,463
		1,246,340
Internet & direct marketing retail: 1.29%
Alibaba Group Holding Limited †	27,800	396,444
Amazon.com Incorporated †	43,522	4,622,472
CarParts.com Incorporated †#	1,108	7,690
JD.com Incorporated Class A	31,000	998,725
		6,025,331
Multiline retail: 0.20%
Target Corporation	6,694	945,394
Specialty retail: 0.89%
China Yongda Automobile Service Holding Company	87,000	82,268
Chow Tai Fook Jewellery Company Limited	46,400	87,279
Five Below Incorporated †#	3,425	388,498
Floor & Decor Holdings Incorporated Class A †#	9,718	611,845
Leslie's Incorporated †#	40,655	617,143
Lowe's Companies Incorporated #	6,218	1,086,098
Mr Price Group Limited	4,632	50,500
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
Petco Health & Wellness Company †#	56,322	$ 830,186
Ulta Beauty Incorporated †#	1,011	389,720
		4,143,537
Textiles, apparel & luxury goods: 0.05%
lululemon athletica Incorporated †#	629	171,472
Nike Incorporated Class B	222	22,688
On Holding AG Class A †#	2,479	43,854
		238,014
Consumer staples: 0.86%
Beverages: 0.02%
Ambev SA	29,200	74,765
Food & staples retailing: 0.70%
Costco Wholesale Corporation #	3,311	1,586,896
Magnit PJSC (Acquired 2/4/2022, cost $71,562) ♦>	1,041	0
President Chain Store Corporation	7,000	64,153
Sysco Corporation #	8,695	736,553
Tesco plc	243,470	757,241
Walmart de Mexico SAB de CV	38,300	131,796
		3,276,639
Food products: 0.08%
Freshpet Incorporated †	809	41,979
Inner Mongolia Yili Industrial Group Company Limited Class A	20,700	120,441
Minerva SA	37,824	95,907
Tingyi Holding Corporation	66,000	113,045
		371,372
Household products: 0.01%
PT Unilever Indonesia Tbk	223,200	71,466
Personal products: 0.05%
Colgate-Palmolive Company India Limited	6,093	114,716
The Estee Lauder Companies Incorporated Class A #	401	102,123
		216,839
Energy: 0.93%
Energy equipment & services: 0.01%
China Oilfield Services Limited H Shares	74,800	73,305
Oil, gas & consumable fuels: 0.92%
ConocoPhillips	17,104	1,536,110
Devon Energy Corporation #	19,689	1,085,061
Oil & Natural Gas Corporation Limited	60,053	115,243
Shell plc	59,390	1,542,785
		4,279,199
Financials: 4.39%
Banks: 1.70%
Absa Group Limited	10,170	96,644
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
Alinma Bank	15,720	$ 139,934
Banco Santander Chile SA	1,244,309	50,239
Bangkok Bank PCL	34,000	128,384
Bank of America Corporation	23,776	740,147
Bank of Baroda	92,723	114,359
Bank of the Philippine Islands	33,620	51,850
BNP Paribas SA	13,865	659,146
China Construction Bank Class H	305,000	204,841
CTBC Financial Holding Company Limited	169,000	142,664
DBS Group Holdings Limited	43,900	937,848
Grupo Financiero Banorte SAB de CV	11,000	61,483
Hana Financial Group Incorporated	3,671	111,255
KB Financial Group Incorporated	28,939	1,073,177
KeyCorp #	65,276	1,124,705
National Commercial Bank	9,038	158,739
Postal Savings Bank of China Company Limited Class H 144A	1,967,000	1,561,708
PT Bank Negara Indonesia Persero Tbk	153,750	81,016
PT Bank Rakyat Indonesia Tbk	197,580	55,040
Qatar National Bank	30,020	164,701
RHB Bank Bhd	65,300	84,894
Standard Bank Group Limited	11,366	108,408
Tisco Financial Group PCL	32,300	80,853
		7,932,035
Capital markets: 1.57%
Ares Capital Corporation	75,292	1,349,986
Banco BTG Pactual SA	16,804	71,635
BlackRock Incorporated	1,472	896,507
China International Capital Corporation Limited Class H 144A	55,600	118,473
Huatai Securities Company Limited H Shares 144A	54,200	80,401
LPL Financial Holdings Incorporated #	4,286	790,681
Man Group plc	235,046	714,732
MarketAxess Holdings Incorporated #	2,576	659,482
Oaktree Specialty Lending Company #	157,055	1,028,710
The Charles Schwab Corporation	6,038	381,481
Tradeweb Markets Incorporated Class A #	17,571	1,199,221
		7,291,309
Diversified financial services: 0.34%
LIC Housing Finance Limited	32,948	136,573
ORIX Corporation	84,700	1,420,823
		1,557,396
Insurance: 0.78%
AXA SA	42,275	959,583
BB Seguridade Participacoes SA	251,168	1,245,893
Ping An Insurance Group Company Class H	15,200	103,344
Zurich Insurance Group AG	3,090	1,343,915
		3,652,735
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care: 3.72%
Biotechnology: 0.81%
AbbVie Incorporated	9,230	$ 1,413,667
Biohaven Pharmaceutical Holding Company †#	4,929	718,205
Gilead Sciences Incorporated #	15,568	962,258
Horizon Therapeutics plc †	3,995	318,641
Seagen Incorporated †#	1,414	250,193
Zhejiang NHU Company Limited	39,648	135,096
		3,798,060
Health care equipment & supplies: 0.51%
Boston Scientific Corporation †#	16,960	632,099
Edwards Lifesciences Corporation †	8,194	779,167
Figs Incorporated Class A †	26,956	245,569
Insulet Corporation †#	1,599	348,486
Intuitive Surgical Incorporated †#	593	119,021
iRhythm Technologies Incorporated †#	585	63,198
Outset Medical Incorporated †	11,783	175,095
		2,362,635
Health care providers & services: 0.85%
CVS Health Corporation	11,925	1,104,971
HCA Healthcare Incorporated	4,499	756,102
UnitedHealth Group Incorporated #	4,093	2,102,288
		3,963,361
Health care technology: 0.06%
Veeva Systems Incorporated Class A †#	1,428	282,801
Life sciences tools & services: 0.20%
Bio-Techne Corporation #	783	271,419
Charles River Laboratories International Incorporated †#	358	76,601
Codexis Incorporated †	9,611	100,531
Repligen Corporation †#	2,858	464,139
		912,690
Pharmaceuticals: 1.29%
Bristol-Myers Squibb Company	22,400	1,724,800
Catalent Incorporated †#	8,382	899,305
China Medical System Holding Limited	562,000	876,648
GlaxoSmithKline plc	58,845	1,264,735
Sanofi SA	10,640	1,074,209
Zoetis Incorporated #	1,074	184,610
		6,024,307
Industrials: 2.05%
Airlines: 0.02%
Copa Holdings SA Class A †	1,361	86,247
Building products: 0.04%
Johnson Controls International plc	4,153	198,846
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  5

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 0.24%
Casella Waste Systems Incorporated Class A †#	3,467	$ 251,982
Copart Incorporated †#	7,910	859,501
		1,111,483
Construction & engineering: 0.02%
China State Construction International Holdings	108,500	120,021
Electrical equipment: 0.64%
Generac Holdings Incorporated †#	1,043	219,635
Nari Technology Company Limited	18,288	73,761
nVent Electric plc #	23,923	749,508
Regal Rexnord Corporation #	2,383	270,518
Rockwell Automation Incorporated #	448	89,291
Schneider Electric SE	7,070	836,477
Signify NV 144A	22,777	754,981
		2,994,171
Industrial conglomerates: 0.24%
Siemens AG	9,928	1,010,129
The Bidvest Group Limited	9,369	120,701
		1,130,830
Machinery: 0.25%
Doosan Bobcat Incorporated	2,960	65,884
Hillenbrand Incorporated #	25,043	1,025,761
Zoomlion Heavy Industry Science and Technology Company Limited Class H	122,200	65,252
		1,156,897
Marine: 0.19%
Evergreen Marine Corporation (Taiwan) Limited	16,000	45,524
SITC International Holdings Incorporated	299,000	845,924
		891,448
Road & rail: 0.09%
J.B. Hunt Transport Services Incorporated #	985	155,108
Union Pacific Corporation #	1,148	244,845
		399,953
Trading companies & distributors: 0.29%
BOC Aviation Limited 144A	11,900	100,016
Ferguson plc	5,914	661,455
Russell Metals Incorporated	28,850	583,186
		1,344,657
Transportation infrastructure: 0.03%
China Merchants Port Holdings Company Limited	74,000	125,804
Information technology: 8.17%
Communications equipment: 0.15%
Cisco Systems Incorporated	16,667	710,681
Electronic equipment, instruments & components: 0.48%
Delta Electronics Incorporated	11,000	81,945
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Hon Hai Precision Industry Company Limited	42,900	$ 157,267
Keysight Technologies Incorporated †#	6,625	913,256
TE Connectivity Limited #	8,328	942,313
Zebra Technologies Corporation Class A †#	445	130,808
		2,225,589
IT services: 1.59%
Accenture plc Class A #	4,466	1,239,985
Capgemini SE	3,036	520,029
DigitalOcean Holdings Incorporated †#	7,892	326,413
Flywire Corporation †#	9,059	159,710
Infosys Limited ADR	10,801	199,927
International Business Machines Corporation #	9,307	1,314,055
MasterCard Incorporated Class A #	4,381	1,382,118
MongoDB Incorporated †#	460	119,370
Tech Mahindra Limited	6,251	79,154
Thoughtworks Holding Incorporated †	16,845	237,683
Visa Incorporated Class A #	9,192	1,809,813
		7,388,257
Semiconductors & semiconductor equipment: 1.92%
Advanced Micro Devices Incorporated †	1,011	77,311
Allegro MicroSystems Incorporated †	26,066	539,306
Broadcom Incorporated #	2,373	1,152,827
Enphase Energy Incorporated †#	1,268	247,564
KLA Corporation #	2,989	953,730
Marvell Technology Incorporated	1,236	53,803
Mediatek Incorporated	2,600	56,926
Microchip Technology Incorporated	12,748	740,404
Monolithic Power Systems Incorporated #	2,902	1,114,484
NVIDIA Corporation	6,429	974,572
Qualcomm Incorporated #	11,621	1,484,467
Taiwan Semiconductor Manufacturing Company Limited	51,800	829,260
Taiwan Semiconductor Manufacturing Company Limited ADR #	8,379	684,983
United Microelectronics Corporation	32,000	42,134
		8,951,771
Software: 2.50%
Avalara Incorporated †#	9,267	654,250
Crowdstrike Holdings Incorporated Class A †#	1,704	287,226
Dynatrace Incorporated †#	18,969	748,137
Fair Isaac Corporation †#	199	79,779
Jamf Holding Corporation †#	11,271	279,183
Microsoft Corporation #	29,202	7,499,950
Nutanix Incorporated Class A †	618	9,041
Paycor HCM Incorporated †	8,892	231,192
Procore Technologies Incorporated †#	4,431	201,123
Rapid7 Incorporated †#	14,333	957,444
RingCentral Incorporated Class A †	394	20,590
Salesforce.com Incorporated †#	385	63,540
ServiceNow Incorporated †#	658	312,892
Unity Software Incorporated †	2,208	81,299
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  7

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Workiva Incorporated †#	2,991	$ 197,376
Zoom Video Communications Incorporated †	395	42,648
		11,665,670
Technology hardware, storage & peripherals: 1.53%
Advantech Company Limited	9,300	108,221
Apple Incorporated	43,214	5,908,218
Lenovo Group Limited	96,000	89,677
Samsung Electronics Company Limited	6,916	303,614
Samsung Electronics Company Limited GDR 144A	645	703,695
		7,113,425
Materials: 0.60%
Chemicals: 0.17%
Linde plc #	2,291	658,731
Sociedad Quimica Minera de Chile	619	51,705
Xinyangfeng Agricultural Technology Company Limited	27,400	69,131
		779,567
Metals & mining: 0.23%
Alrosa PJSC (Acquired 5/6/2021, cost $65,232) ♦>	42,660	0
Baoshan Iron & Steel Company Limited Class A	102,900	92,535
Companhia Brasileira de Aluminio	25,700	56,866
Fortescue Metals Group Limited	50,866	615,483
Ganfeng Lithium Company Limited H 144A	8,120	89,356
Southern Copper Corporation	2,148	106,992
Vale SA	7,600	111,180
		1,072,412
Paper & forest products: 0.20%
Louisiana-Pacific Corporation #	16,718	876,190
Nine Dragons Paper Holdings Limited	60,000	50,772
		926,962
Real estate: 0.33%
Equity REITs: 0.28%
Embassy Office Parks REIT	20,344	96,400
Equinix Incorporated #	235	154,400
Simon Property Group Incorporated #	11,072	1,050,954
		1,301,754
Real estate management & development: 0.05%
China Resources Land Limited	47,050	219,456
Utilities: 0.53%
Electric utilities: 0.45%
Beijing Jingneng Power Company Class H	48,000	11,011
EDP Energias do Brasil SA	221,262	867,130
Power Grid Corporation of India Limited	61,630	165,366
SSE plc	53,820	1,058,724
		2,102,231
See accompanying notes to portfolio of investments

8  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Gas utilities: 0.06%
ENN Energy Holdings Limited	6,300	$ 103,491
Gail India Limited	55,410	94,861
Kunlun Energy Company Limited	78,000	63,917
		262,269
Independent power & renewable electricity producers: 0.02%
China Yangtze Power Company Limited Class A	34,800	120,188
Total Common stocks (Cost $145,877,586)		134,561,352

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 38.06%
Communication services: 5.65%
Diversified telecommunication services: 0.12%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$350,000	273,791
Level 3 Financing Incorporated 144A	3.63	1-15-2029	400,000	308,421
				582,212
Entertainment: 0.55%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	905,000	780,563
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	745,000	707,750
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,115,000	1,096,513
				2,584,826
Interactive media & services: 0.12%
Rackspace Technology Company 144A«	5.38	12-1-2028	850,000	555,450
Media: 4.72%
CCO Holdings LLC 144A	4.25	1-15-2034	405,000	312,863
CCO Holdings LLC 144A	4.50	8-15-2030	1,035,000	859,338
CCO Holdings LLC 144A	5.13	5-1-2027	2,310,000	2,180,063
Cinemark USA Incorporated 144A	5.25	7-15-2028	1,080,000	867,942
Cinemark USA Incorporated 144A	5.88	3-15-2026	200,000	178,336
Cinemark USA Incorporated 144A	8.75	5-1-2025	610,000	615,878
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	730,000	616,361
CSC Holdings LLC 144A	4.13	12-1-2030	375,000	292,500
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	181,242
CSC Holdings LLC 144A	6.50	2-1-2029	765,000	690,894
DIRECTV Financing LLC 144A	5.88	8-15-2027	860,000	733,640
DISH DBS Corporation 144A	5.75	12-1-2028	1,820,000	1,347,546
Gray Escrow II Incorporated 144A	5.38	11-15-2031	3,200,000	2,563,936
Lamar Media Corporation	4.88	1-15-2029	605,000	544,570
Lamar Media Corporation	4.00	2-15-2030	460,000	386,239
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,170,000	1,093,950
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	200,000	171,500
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	650,000	593,125
Outfront Media Capital Corporation 144A	4.63	3-15-2030	925,000	728,781
Outfront Media Capital Corporation 144A	5.00	8-15-2027	890,000	777,638
QVC Incorporated	4.38	9-1-2028	1,195,000	884,300
QVC Incorporated	4.75	2-15-2027	2,425,000	1,915,750
QVC Incorporated	5.95	3-15-2043	500,000	337,123
Salem Media Group Incorporated 144A	6.75	6-1-2024	455,000	441,350
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	760,000	606,138
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  9

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Scripps Escrow II Incorporated 144A	5.88%	7-15-2027	$925,000	$ 809,805
Townsquare Media Incorporated 144A	6.88	2-1-2026	1,400,000	1,247,037
				21,977,845
Wireless telecommunication services: 0.14%
T-Mobile USA Incorporated	3.50	4-15-2031	730,000	630,304
Consumer discretionary: 4.80%
Auto components: 0.30%
Allison Transmission Incorporated 144A	5.88	6-1-2029	565,000	525,431
Clarios Global LP 144A	6.25	5-15-2026	119,000	114,538
Clarios Global LP 144A	6.75	5-15-2025	760,000	752,742
				1,392,711
Automobiles: 0.04%
Ford Motor Company	3.25	2-12-2032	245,000	183,236
Diversified consumer services: 0.20%
Grand Canyon University	5.13	10-1-2028	1,000,000	933,290
Hotels, restaurants & leisure: 2.43%
Carnival Corporation 144A	4.00	8-1-2028	650,000	533,000
Carnival Corporation 144A	6.00	5-1-2029	755,000	530,471
Carnival Corporation 144A	7.63	3-1-2026	585,000	453,106
Carnival Corporation 144A	9.88	8-1-2027	905,000	882,375
Carnival Corporation 144A	10.50	2-1-2026	190,000	189,139
CCM Merger Incorporated 144A	6.38	5-1-2026	3,075,000	2,799,565
Cedar Fair LP 144A	5.50	5-1-2025	375,000	363,750
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	170,000	166,600
NCL Corporation Limited 144A	5.88	3-15-2026	870,000	682,854
NCL Corporation Limited 144A	5.88	2-15-2027	935,000	799,425
NCL Corporation Limited 144A	7.75	2-15-2029	620,000	474,300
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	160,000	116,299
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	215,000	159,638
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	450,000	312,750
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	1,620,000	1,602,115
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	740,000	742,472
Six Flags Entertainment Company 144A«	5.50	4-15-2027	285,000	258,643
Six Flags Entertainment Company 144A	7.00	7-1-2025	262,000	265,230
				11,331,732
Household durables: 0.31%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	600,000	550,578
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	955,000	900,088
				1,450,666
Multiline retail: 0.40%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	638,000	540,170
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	1,365,000	1,161,956
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	155,000	129,425
				1,831,551
Specialty retail: 0.87%
GAP Incorporated 144A	3.88	10-1-2031	515,000	359,213
See accompanying notes to portfolio of investments

10  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail (continued)
Group 1 Automotive Incorporated 144A	4.00%	8-15-2028	$1,200,000	$ 1,002,940
Lithia Motors Incorporated 144A	3.88	6-1-2029	245,000	208,098
Michaels Companies Incorporated 144A	7.88	5-1-2029	780,000	514,036
NMG Holding Company Incorporated 144A	7.13	4-1-2026	995,000	916,972
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	1,345,000	1,049,100
				4,050,359
Textiles, apparel & luxury goods: 0.25%
G-III Apparel Group Limited 144A	7.88	8-15-2025	1,215,000	1,174,200
Consumer staples: 0.28%
Food products: 0.28%
CHS Incorporated 144A	5.25	5-15-2030	490,000	372,351
CHS Incorporated 144A	6.88	4-15-2029	1,460,000	941,700
				1,314,051
Energy: 7.39%
Energy equipment & services: 1.62%
Bristow Group Incorporated 144A	6.88	3-1-2028	2,625,000	2,299,644
Hilcorp Energy Company 144A	6.25	11-1-2028	1,100,000	1,036,761
Oceaneering International Incorporated	4.65	11-15-2024	920,000	851,009
Oceaneering International Incorporated	6.00	2-1-2028	600,000	528,810
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,425,000	2,109,750
USA Compression Partners LP	6.88	4-1-2026	725,000	659,533
USA Compression Partners LP	6.88	9-1-2027	75,000	66,563
				7,552,070
Oil, gas & consumable fuels: 5.77%
Aethon United 144A	8.25	2-15-2026	1,195,000	1,161,241
Antero Resources Corporation 144A	5.38	3-1-2030	680,000	620,038
Antero Resources Corporation 144A	8.38	7-15-2026	420,000	444,150
Archrock Partners LP 144A	6.25	4-1-2028	190,000	168,207
Archrock Partners LP 144A	6.88	4-1-2027	945,000	861,717
Buckeye Partners LP 144A	4.50	3-1-2028	475,000	400,009
Buckeye Partners LP	5.85	11-15-2043	425,000	301,750
Cheniere Energy Partners LP 144A	3.25	1-31-2032	355,000	279,563
Cheniere Energy Partners LP	4.50	10-1-2029	450,000	401,715
Comstock Resources Incorporated 144A	5.88	1-15-2030	210,000	180,600
CQP Holdco LP 144A	5.50	6-15-2031	1,415,000	1,204,929
Crestwood Midstream Partners LP	5.75	4-1-2025	25,000	23,375
DT Midstream Incorporated 144A	4.13	6-15-2029	190,000	161,025
DT Midstream Incorporated 144A	4.38	6-15-2031	1,570,000	1,314,875
Encino Acquisition Partners Company 144A	8.50	5-1-2028	1,800,000	1,700,921
EnLink Midstream Partners LP	5.38	6-1-2029	2,080,000	1,820,432
EnLink Midstream Partners LP	5.45	6-1-2047	1,130,000	799,746
EnLink Midstream Partners LP	5.60	4-1-2044	1,175,000	832,151
Enviva Partners LP 144A	6.50	1-15-2026	2,840,000	2,744,150
EQM Midstream Partners 144A	7.50	6-1-2027	15,000	14,468
EQM Midstream Partners 144A	7.50	6-1-2030	555,000	533,158
Harvest Midstream LP 144A	7.50	9-1-2028	790,000	741,992
Hess Midstream Operation Company 144A	5.50	10-15-2030	145,000	130,138
Kinetik Holdings LP Company 144A	5.88	6-15-2030	550,000	523,938
Murphy Oil Corporation	5.75	8-15-2025	415,000	410,647
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  11

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Murphy Oil Corporation	6.38%	7-15-2028	$865,000	$ 806,690
Nabors Industries Limited 144A	7.38	5-15-2027	845,000	802,750
New Fortress Energy Incorporated 144A	6.50	9-30-2026	1,640,000	1,485,449
Occidental Petroleum Corporation	6.45	9-15-2036	2,700,000	2,767,500
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	575,000	475,813
Southwestern Energy Company	4.75	2-1-2032	1,390,000	1,187,790
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	375,000	311,250
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	230,000	189,750
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	1,000,000	967,774
Venture Global LNG Incorporated 144A	3.88	11-1-2033	110,000	90,750
				26,860,451
Financials: 8.72%
Banks: 2.10%
Bank of America Corporation (5 Year Treasury Constant Maturity +2.76%) ʊ±	4.38	1-27-2027	1,500,000	1,244,655
Citigroup Incorporated (U.S. SOFR +3.23%) ʊ±	4.70	1-30-2025	1,000,000	812,500
Citizens Financial Group Incorporated (5 Year Treasury Constant Maturity +5.31%) ʊ±	5.65	10-6-2025	2,000,000	1,962,624
Fifth Third Bancorp (5 Year Treasury Constant Maturity +4.22%) ʊ±	4.50	9-30-2025	2,000,000	1,862,454
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-3-2025	1,000,000	844,521
SVB Financial Group (10 Year Treasury Constant Maturity +3.06%) ʊ±	4.70	11-15-2031	1,500,000	1,124,550
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-2-2025	2,000,000	1,946,875
				9,798,179
Capital markets: 0.51%
Coinbase Global Incorporated 144A	3.63	10-1-2031	585,000	328,539
MSCI Incorporated 144A	3.25	8-15-2033	320,000	255,069
MSCI Incorporated 144A	4.00	11-15-2029	645,000	571,683
Oppenheimer Holdings Incorporated	5.50	10-1-2025	1,215,000	1,215,000
				2,370,291
Consumer finance: 2.83%
Discover Financial Services (5 Year Treasury Constant Maturity +5.78%) ʊ«±	6.13	6-23-2025	1,000,000	999,900
FirstCash Incorporated 144A	4.63	9-1-2028	405,000	349,758
FirstCash Incorporated 144A	5.63	1-1-2030	725,000	626,030
Ford Motor Credit Company LLC	4.39	1-8-2026	1,925,000	1,773,041
Ford Motor Credit Company LLC	5.11	5-3-2029	2,075,000	1,860,184
Ford Motor Credit Company LLC	5.13	6-16-2025	505,000	482,235
LFS TopCo LLC 144A	5.88	10-15-2026	705,000	556,950
Navient Corporation	5.00	3-15-2027	1,055,000	867,769
Navient Corporation	5.50	3-15-2029	1,025,000	790,184
Navient Corporation	5.63	8-1-2033	675,000	468,454
OneMain Finance Corporation	5.38	11-15-2029	200,000	162,072
OneMain Finance Corporation	7.13	3-15-2026	720,000	665,446
OneMain Finance Corporation	3.50	1-15-2027	355,000	284,000
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	515,000	408,138
PRA Group Incorporated 144A	5.00	10-1-2029	1,515,000	1,254,889
PROG Holdings Incorporated 144A	6.00	11-15-2029	340,000	257,101
See accompanying notes to portfolio of investments

12  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Rocket Mortgage LLC 144A	2.88%	10-15-2026	$890,000	$ 735,505
Rocket Mortgage LLC 144A	4.00	10-15-2033	915,000	649,650
				13,191,306
Diversified financial services: 0.83%
Hat Holdings LLC 144A	3.38	6-15-2026	370,000	318,200
Hat Holdings LLC 144A	6.00	4-15-2025	780,000	746,850
LPL Holdings Incorporated 144A	4.38	5-15-2031	1,025,000	875,745
LPL Holdings Incorporated 144A	4.63	11-15-2027	1,100,000	1,027,294
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	1,050,000	899,420
				3,867,509
Insurance: 0.78%
Amwins Group Incorporated 144A	4.88	6-30-2029	660,000	540,489
AssuredPartners Incorporated 144A	5.63	1-15-2029	775,000	620,412
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	1,600,000	1,251,855
HUB International Limited 144A	5.63	12-1-2029	325,000	268,467
HUB International Limited 144A	7.00	5-1-2026	280,000	263,312
Ryan Specialty Group LLC 144A	4.38	2-1-2030	810,000	704,700
				3,649,235
Mortgage REITs: 0.58%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	720,000	586,800
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	1,080,000	937,505
Starwood Property Trust Incorporated	4.75	3-15-2025	1,260,000	1,163,796
				2,688,101
Thrifts & mortgage finance: 1.09%
Enact Holdings Incorporated 144A	6.50	8-15-2025	2,190,000	2,065,433
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	600,000	484,393
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	615,000	473,198
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,210,000	1,095,050
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	1,260,000	964,719
				5,082,793
Health care: 1.43%
Health care equipment & supplies: 0.05%
Avantor Funding Incorporated 144A	3.88	11-1-2029	250,000	218,663
Health care providers & services: 1.11%
180 Medical Incorporated 144A	3.88	10-15-2029	1,500,000	1,297,500
Air Methods Corporation 144A«	8.00	5-15-2025	515,000	337,325
Davita Incorporated 144A	4.63	6-1-2030	1,275,000	994,324
Mednax Incorporated 144A«	5.38	2-15-2030	640,000	548,326
Select Medical Corporation 144A	6.25	8-15-2026	675,000	630,086
Tenet Healthcare Corporation 144A	4.88	1-1-2026	475,000	437,000
Toledo Hospital «	6.02	11-15-2048	1,000,000	934,752
				5,179,313
Health care technology: 0.10%
IQVIA Incorporated 144A	5.00	10-15-2026	500,000	476,165
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  13

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Life sciences tools & services: 0.11%
Charles River Laboratories Incorporated 144A	4.00%	3-15-2031	$400,000	$ 340,979
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	175,000	157,204
				498,183
Pharmaceuticals: 0.06%
Bausch Health Companies Incorporated 144A#	6.13	2-1-2027	320,000	272,000
Industrials: 4.63%
Aerospace & defense: 0.91%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	2,060,000	1,905,500
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	230,000	213,613
TransDigm Group Incorporated 144A	6.25	3-15-2026	145,000	139,744
TransDigm Group Incorporated	6.38	6-15-2026	375,000	350,625
TransDigm Group Incorporated	7.50	3-15-2027	1,740,000	1,641,533
				4,251,015
Airlines: 0.72%
American Airlines Group Incorporated 144A	5.75	4-20-2029	475,000	405,536
Hawaiian Airlines Incorporated	3.90	7-15-2027	483,891	422,268
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	1,945,000	1,743,109
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	750,000	769,703
				3,340,616
Commercial services & supplies: 0.90%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	1,425,000	1,034,794
Aramark Services Incorporated 144A	6.38	5-1-2025	705,000	689,737
CoreCivic Incorporated	8.25	4-15-2026	1,600,000	1,560,272
Northern Light Health	5.02	7-1-2036	1,000,000	907,119
				4,191,922
Construction & engineering: 0.24%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	1,295,000	1,120,399
Electronic equipment, instruments & components: 0.24%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,105,000	1,102,602
Machinery: 0.60%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	820,000	789,250
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	1,365,000	1,216,986
Werner FinCo LP 144A	8.75	7-15-2025	905,000	786,373
				2,792,609
Road & rail: 0.57%
Uber Technologies Incorporated 144A	4.50	8-15-2029	1,630,000	1,340,675
Uber Technologies Incorporated 144A	8.00	11-1-2026	1,350,000	1,343,925
				2,684,600
Trading companies & distributors: 0.45%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,145,000	945,100
See accompanying notes to portfolio of investments

14  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors (continued)
Fortress Transportation & Infrastructure Investors LLC 144A	6.50%	10-1-2025	$840,000	$ 792,548
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	350,000	342,091
				2,079,739
Information technology: 1.39%
Communications equipment: 0.16%
Ciena Corporation 144A	4.00	1-31-2030	475,000	409,987
CommScope Technologies LLC 144A	5.00	3-15-2027	475,000	351,166
				761,153
IT services: 0.58%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	225,000	208,688
Sabre GLBL Incorporated 144A	9.25	4-15-2025	2,600,000	2,505,230
				2,713,918
Software: 0.65%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	380,000	338,200
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	1,310,000	1,085,597
NCR Corporation 144A	5.13	4-15-2029	125,000	105,718
NCR Corporation 144A	5.75	9-1-2027	800,000	710,024
NCR Corporation 144A	6.13	9-1-2029	250,000	216,215
SS&C Technologies Incorporated 144A	5.50	9-30-2027	600,000	559,536
				3,015,290
Materials: 1.40%
Chemicals: 0.30%
Chemours Company 144A	4.63	11-15-2029	955,000	751,088
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	835,000	654,014
				1,405,102
Containers & packaging: 0.94%
Ball Corporation	2.88	8-15-2030	1,660,000	1,336,145
Berry Global Incorporated 144A	5.63	7-15-2027	1,205,000	1,153,113
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	715,000	616,738
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	1,005,000	1,026,618
Sealed Air Corporation 144A	5.00	4-15-2029	290,000	271,150
				4,403,764
Metals & mining: 0.16%
Arches Buyer Incorporated 144A	4.25	6-1-2028	420,000	341,966
Cleveland-Cliffs Incorporated	5.88	6-1-2027	410,000	382,337
				724,303
Real estate: 0.88%
Equity REITs: 0.88%
Iron Mountain Incorporated 144A	4.50	2-15-2031	950,000	776,288
Iron Mountain Incorporated 144A	5.25	7-15-2030	1,615,000	1,404,073
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  15

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Equity REITs (continued)
Service Properties Trust Company	4.75%	10-1-2026		$90,000	$ 65,582
Service Properties Trust Company	4.95	2-15-2027		2,550,000	1,878,075
					4,124,018
Utilities: 1.49%
Electric utilities: 0.55%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027		420,000	389,040
PG&E Corporation	5.25	7-1-2030		1,500,000	1,234,020
Vistra Operations Company LLC 144A	4.38	5-1-2029		1,090,000	911,927
					2,534,987
Independent power & renewable electricity producers: 0.94%
NSG Holdings LLC 144A	7.75	12-15-2025		478,559	468,987
TerraForm Power Operating LLC 144A	5.00	1-31-2028		3,680,000	3,333,123
Vistra Operations Company LLC 144A	5.63	2-15-2027		620,000	582,961
					4,385,071
Total Corporate bonds and notes (Cost $206,214,698)					177,327,800
Foreign corporate bonds and notes : 2.76%
Financials: 2.76%
Banks: 2.76%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ʊ±	4.75	9-22-2027	EUR	3,000,000	2,679,818
AIB Group plc (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.63%) ʊ±	6.25	6-23-2025	EUR	2,000,000	1,948,935
Banco Santander SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +4.53%) ʊ±	4.38	1-14-2026	EUR	3,000,000	2,643,821
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.22%) ʊ±	6.38	9-19-2023	EUR	3,000,000	3,112,412
Commerzbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +6.36%) ʊ±	6.13	10-9-2025	EUR	2,600,000	2,459,015
					12,844,001
Total Foreign corporate bonds and notes (Cost $15,840,722)					12,844,001
Loans: 2.31%
Consumer discretionary: 0.06%
Multiline retail: 0.06%
LSF9 Atlantis Holdings LLC (U.S. SOFR +7.25%) ±	9.30	3-31-2029		$300,000	272,400
Energy: 0.12%
Oil, gas & consumable fuels: 0.12%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	6.75	9-29-2028		568,465	549,751
Financials: 0.86%
Diversified financial services: 0.70%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.92	2-1-2029		1,424,655	1,303,303
Mallinckrodt International Finance SA (3 Month LIBOR +2.75%) ±	4.36	9-24-2024		757,031	646,399
See accompanying notes to portfolio of investments

16  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	6.50%	4-30-2024	$295,893	$ 275,181
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	5.00	5-30-2025	1,091,107	1,016,093
				3,240,976
Insurance: 0.08%
Asurion LLC (1 Month LIBOR +5.25%) ±	6.92	1-31-2028	435,000	369,750
Mortgage REITs: 0.08%
Claros Mortgage Trust Incorporated (U.S. SOFR +4.50%) ‡±	5.73	8-9-2026	407,950	388,572
Health care: 0.27%
Health care equipment & supplies: 0.15%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.95	8-31-2026	747,818	695,239
Pharmaceuticals: 0.12%
Bausch Health Companies Incorporated (U.S. SOFR +5.25%) <±	5.75	2-1-2027	685,000	585,600
Industrials: 0.94%
Airlines: 0.43%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	7.31	6-21-2027	1,525,000	1,503,650
SkyMiles IP Limited (3 Month LIBOR +3.75%) <±	4.81	10-20-2027	535,000	531,153
				2,034,803
Commercial services & supplies: 0.39%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	5.67	6-2-2028	657,394	605,742
The Geo Group Incorporated (3 Month LIBOR +2.00%) ±	3.67	3-22-2024	1,284,577	1,197,200
				1,802,942
Machinery: 0.12%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.67	7-24-2024	605,465	567,624
Information technology: 0.06%
Software: 0.06%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	4.74	7-24-2026	290,003	270,863
Total Loans (Cost $11,596,785)				10,778,520
Municipal obligations: 3.38%
California: 0.60%
Education revenue: 0.36%
California School Finance Authority Charter School 144A	4.25	7-1-2025	530,000	521,818
California School Finance Authority Charter School 144A	5.00	6-15-2031	1,235,000	1,154,495
				1,676,313
Health revenue: 0.07%
California Municipal Finance Authority Series 2019B 144A	4.25	11-1-2023	310,000	307,611
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  17

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.17%
Golden State Tobacco Securitization Corporation	4.21%	6-1-2050	$1,000,000	$ 813,920
Colorado: 0.10%
Health revenue: 0.10%
Denver CO Health & Hospital Authority Series B	5.15	12-1-2026	445,000	445,712
Florida: 0.46%
Education revenue: 0.23%
Capital Trust Agency Renaissance Charter School Project Series B 144A	5.63	6-15-2023	210,000	209,480
Florida HEFAR Jacksonville University Project Series A2 144A	5.43	6-1-2027	835,000	854,420
				1,063,900
Water & sewer revenue: 0.23%
Charlotte County IDA Town & Country Utilities Project Series B 144A	5.00	10-1-2036	1,250,000	1,091,330
Georgia: 0.08%
Health revenue: 0.08%
Cobb County GA Development Authority Presbyterian Village Austell Project Series 2019B 144A	5.75	12-1-2028	400,000	391,217
Guam: 0.13%
Airport revenue: 0.13%
Guam International Airport Authority Series A	4.46	10-1-2043	675,000	583,806
Illinois: 0.59%
Miscellaneous revenue: 0.59%
Chicago IL Board of Education Taxable Build America Bonds Series E	6.04	12-1-2029	1,255,000	1,281,797
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	1,447,000	1,458,322
				2,740,119
Indiana: 0.10%
Health revenue: 0.10%
Knox County IN Good Samaritian Hospital Project Industry Economic Development Series B	5.90	4-1-2034	480,000	476,307
Iowa: 0.25%
GO revenue: 0.25%
Coralville IA Series C	5.00	5-1-2030	1,200,000	1,165,513
Louisiana: 0.17%
Health revenue: 0.17%
Louisiana Local Government Environmental Facilities & CDA	5.75	1-1-2029	845,000	807,678
New Jersey: 0.20%
Education revenue: 0.20%
New Jersey Educational Facilities Authority Georgian Court University Series H	4.25	7-1-2028	1,000,000	946,867
See accompanying notes to portfolio of investments

18  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 0.25%
Education revenue: 0.12%
Yonkers Economic Development Corporation Series 2019B	4.50%	10-15-2024	$545,000	$ 533,589
Health revenue: 0.05%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group	4.25	11-1-2028	245,000	232,645
Utilities revenue: 0.08%
New York Energy Research & Development Authority Green Bond Series A	4.81	4-1-2034	380,000	389,500
Oklahoma: 0.10%
Health revenue: 0.10%
Oklahoma Development Finance Authority	5.45	8-15-2028	500,000	443,022
Texas: 0.14%
Industrial development revenue: 0.14%
Port Beaumont TX IDA Jefferson Gulf Coast 144A	4.10	1-1-2028	700,000	627,490
Wisconsin: 0.21%
Education revenue: 0.21%
Burrell College of Osteopathic Medicine Project PFA 144A	5.13	6-1-2028	1,040,000	993,632
Total Municipal obligations (Cost $16,426,998)				15,730,171
Non-agency mortgage-backed securities: 7.45%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	994,529	917,789
Arroyo Mortgage Trust Series 2022-1 Class A3 144A	3.65	12-25-2056	1,450,000	1,200,181
BX Trust Series 2022-LP2 Class E (U.S. SOFR 1 Month +2.61%) 144A±	3.94	2-15-2039	2,801,475	2,591,423
Capital Automotive Real Estate Services Series 1A Class A6 144A	3.81	2-15-2050	497,396	453,453
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class B	3.77	2-10-2048	2,524,616	2,426,626
Credit Suisse Mortgage Trust Series 2021-NQM8 Class M1 144A±±	3.26	10-25-2066	2,000,000	1,531,246
Ellington Financial Mortgage Trust Series 2022-1 Class M1 144A±±	3.50	1-25-2067	1,750,000	1,397,119
Flexential Issuer LLC Series 2021-1A Class C 144A	6.93	11-27-2051	4,000,000	3,660,618
GCAT Series 2021-NQM6 Class M1 144A±±	3.41	8-25-2066	3,000,000	2,400,339
Golub Capital Partners Funding LLC Series2021-2A Class B 144A	3.99	10-19-2029	500,000	454,632
Goodleap Sustainable Home Improvement Series 2022-1GS Class C 144A	3.50	1-20-2049	3,125,145	2,705,408
JPMorgan Mortgage Trust Series 2019-2 Class A3 144A±±	4.00	8-25-2049	59,013	58,446
New Residential Mortgage Loan Trust Series 2022-NQM1 Class M1 144A±±	3.60	1-25-2026	4,000,000	3,169,206
Oxford Finance Funding Trust Series 2022-1A Class B 144A	4.10	2-15-2030	4,500,000	4,215,037
PRKCM 2022-AFC1 Trust Class M1 144A±±	4.12	4-25-2057	2,100,000	1,792,295
Purewest Funding LLC Series 2021-1 Class A1 144A	4.09	12-22-2036	774,029	747,226
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  19

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Sequoia Mortgage Trust Series 2018-6 Class A19 144A±±	4.00%	7-25-2048	$102,282	$ 99,719
Service Experts Issuer Series 2021-1A Class C 144A	5.37	2-2-2032	3,000,000	2,634,605
Starwood Mortgage Residential Series 2021-6 144A±±	3.39	11-25-2066	3,000,000	2,260,257
Total Non-agency mortgage-backed securities (Cost $39,437,126)				34,715,625

	Dividend Yield	Shares
Preferred stocks: 0.11%
Energy: 0.02%
Oil, gas & consumable fuels: 0.02%
Petroleo Brasil SP ADR	7.69	8,240	87,591
Financials: 0.02%
Banks: 0.02%
Itaúsa SA	2.59	52,300	83,345
Information technology: 0.05%
Technology hardware, storage & peripherals: 0.05%
Samsung Electronics Company Limited	4.65	6,434	257,677
Materials: 0.02%
Chemicals: 0.02%
LG Chem Limited	2.93	575	106,506
Total Preferred stocks (Cost $689,840)			535,119

	Interest rate		Principal
Yankee corporate bonds and notes: 10.32%
Communication services: 0.51%
Media: 0.11%
Videotron Limited 144A	5.13	4-15-2027	$545,000	507,210
Wireless telecommunication services: 0.40%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	795,000	714,411
Telesat Canada 144A	5.63	12-6-2026	230,000	145,344
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	1,225,000	989,616
				1,849,371
Energy: 0.28%
Oil, gas & consumable fuels: 0.28%
Baytex Energy Corporation 144A	8.75	4-1-2027	500,000	501,250
Northriver Midstream Finance LP 144A	5.63	2-15-2026	880,000	796,400
				1,297,650
See accompanying notes to portfolio of investments

20  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 6.69%
Banks: 5.01%
Barclays plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.84%) ʊ±	7.75%	9-15-2023	$2,160,000	$ 2,122,200
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.90%) 144Aʊ±	7.88	1-23-2024	1,750,000	1,725,903
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-23-2025	1,750,000	1,792,525
Danske Bank AS (7 Year Treasury Constant Maturity +4.13%) ʊ±	7.00	6-26-2025	2,300,000	2,160,703
HSBC Holdings plc (USD ICE Swap Rate 11:00am NY 5 Year +4.37%) ʊ±	6.38	3-30-2025	2,000,000	1,933,898
ING Groep NV (USD ICE Swap Rate 11:00am NY 5 Year +4.20%) ʊ±	6.75	4-16-2024	3,800,000	3,671,294
Lloyds Banking Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.76%) ʊ±	7.50	6-27-2024	3,665,000	3,555,050
NatWest Group plc (5 Year Treasury Constant Maturity +3.10%) ʊ±	4.60	6-28-2031	1,500,000	1,104,375
Skandinaviska Enskilda Banken AB (5 Year Treasury Constant Maturity +3.46%) ʊ±	5.13	5-13-2025	2,000,000	1,815,000
Societe Generale SA (USD ICE Swap Rate 11:00am NY 5 Year +5.87%) 144Aʊ±	8.00	9-29-2025	3,535,000	3,462,707
				23,343,655
Capital markets: 1.36%
Credit Suisse Group AG (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.60%) 144Aʊ±	7.50	12-11-2023	2,395,000	2,278,934
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	1,000,000	772,485
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year +4.87%) ʊ±	7.00	2-19-2025	3,330,000	3,296,700
				6,348,119
Diversified financial services: 0.32%
Castlelake Aviation Finance 144A«	5.00	4-15-2027	530,000	439,980
New Red Finance Incorporated 144A	3.88	1-15-2028	625,000	542,450
New Red Finance Incorporated 144A	4.00	10-15-2030	650,000	521,625
				1,504,055
Health care: 0.66%
Biotechnology: 0.24%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,270,000	1,101,446
Pharmaceuticals: 0.42%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	225,000	176,072
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,980,000	1,023,025
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	115,000	98,224
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	200,000	196,934
Teva Pharmaceutical Finance Netherlands III BV «	6.75	3-1-2028	500,000	465,625
				1,959,880
Industrials: 1.70%
Aerospace & defense: 0.27%
Bombardier Incorporated 144A«	7.88	4-15-2027	1,520,000	1,265,263
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  21

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines: 0.57%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50%	7-15-2026	$1,805,000	$ 1,951,289
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	880,000	704,000
				2,655,289
Electrical equipment: 0.44%
Sensata Technologies BV 144A	4.00	4-15-2029	1,795,000	1,522,304
Sensata Technologies BV 144A	4.88	10-15-2023	560,000	550,986
				2,073,290
Trading companies & distributors: 0.42%
Fly Leasing Limited 144A	7.00	10-15-2024	2,670,000	1,936,363
Materials: 0.48%
Containers & packaging: 0.34%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	405,000	343,120
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	400,000	369,999
Ardagh Packaging Finance plc 144A#	5.25	8-15-2027	610,000	434,967
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	450,000	445,379
				1,593,465
Metals & mining: 0.14%
Constellium SE 144A	5.88	2-15-2026	695,000	648,887
Total Yankee corporate bonds and notes (Cost $54,064,549)				48,083,943

		Yield	Shares
Short-term investments: 2.84%
Investment companies: 2.84%
Allspring Government Money Market Fund Select Class ♠∞##		1.26	7,416,334	7,416,334
Securities Lending Cash Investments LLC ♠∩∞		1.56	5,830,008	5,830,008
Total Short-term investments (Cost $13,246,342)				13,246,342
Total investments in securities (Cost $522,746,718)	100.03%			466,091,457
Other assets and liabilities, net	(0.03)			(131,857)
Total net assets	100.00%			$465,959,600

See accompanying notes to portfolio of investments

22  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $136,794), representing 0.00% of its net assets as of period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GDR	Global depositary receipt
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,839,370	$173,631,188	$(188,054,224)	$0	$0	$7,416,334	7,416,334	$22,724
Securities Lending Cash Investments LLC	6,700,880	24,419,330	(25,290,202)	0	0	5,830,008	5,830,008	13,890#
				$0	$0	$13,246,342		$36,614

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
14,694,737 USD	13,800,000 EUR	Citibank National Association	9-30-2022	$137,462	$0
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  23

Portfolio of investments—June 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
FTSE China A50 Index	335	7-28-2022	$4,920,757	$4,985,805	$65,048	$0
XAP Consumer Staples	199	9-16-2022	13,903,483	14,481,230	577,747	0
Australian Dollar Currency Futures	158	9-19-2022	11,360,646	10,919,380	0	(441,266)
10-Year U.S. Treasury Notes	456	9-21-2022	54,721,204	54,050,250	0	(670,954)
Short
E-Mini S&P 500 Index Futures	(160)	9-16-2022	(30,455,891)	(30,316,000)	139,891	0
Euro STOXX 50 Index	(196)	9-16-2022	(7,166,468)	(7,067,752)	98,716	0
British Pound Futures	(141)	9-19-2022	(11,092,019)	(10,750,369)	341,650	0
U.S. Ultra Treasury Bonds	(116)	9-21-2022	(18,319,713)	(17,903,875)	415,838	0
					$1,638,890	$(1,112,220)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit CDX North America High Yield Index	5.00%	Quarterly	12-20-2025	USD	990,000	$(4,079)	$(62,134)	$0	$(66,213)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Company Inocrporated	(693)	$(5,058,900)	$73.00	7-1-2022	$0
iShares MSCI EAFE ETF	Morgan Stanley Company Inocrporated	(181)	(1,239,850)	68.50	7-8-2022	(81)
iShares MSCI EAFE ETF	Morgan Stanley Company Inocrporated	(662)	(4,435,400)	67.00	7-15-2022	(8,937)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Inocrporated	(659)	(2,932,550)	44.50	7-1-2022	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Inocrporated	(1,362)	(5,992,800)	44.00	7-8-2022	(496)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Inocrporated	(1,249)	(53,707)	43.00	7-15-2022	(3,747)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Inocrporated	(1,463)	(6,437,200)	44.00	7-22-2022	(12,197)
Nasdaq 100 Stock Index	Morgan Stanley Company Inocrporated	(7)	(10,290,000)	14,700.00	7-1-2022	0
Nasdaq 100 Stock Index	Morgan Stanley Company Inocrporated	(8)	(11,240,000)	14,050.00	7-8-2022	(39)
Nasdaq 100 Stock Index	Morgan Stanley Company Inocrporated	(6)	(8,475,000)	14,125.00	7-22-2022	(960)
Russell 2000 Index	Morgan Stanley Company Inocrporated	(26)	(5,616,000)	2,160.00	7-1-2022	0
Russell 2000 Index	Morgan Stanley Company Inocrporated	(3)	(630,000)	2,100.00	7-8-2022	0
Russell 2000 Index	Morgan Stanley Company Inocrporated	(22)	(4,301,000)	1,955.00	7-8-2022	(170)
Russell 2000 Index	Morgan Stanley Company Inocrporated	(13)	(2,548,000)	1,960.00	7-15-2022	(260)
See accompanying notes to portfolio of investments

24  |  Allspring Diversified Income Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
Russell 2000 Index	Morgan Stanley Company Inocrporated	(13)	$(2,665,000)	$2,050.00	7-22-2022	$(293)
S&P 500 Index	Morgan Stanley Company Inocrporated	(7)	(3,062,500)	4,375.00	7-1-2022	0
S&P 500 Index	Morgan Stanley Company Inocrporated	(22)	(9,900,000)	4,500.00	7-1-2022	0
S&P 500 Index	Morgan Stanley Company Inocrporated	(27)	(11,947,500)	4,425.00	7-8-2022	(36)
S&P 500 Index	Morgan Stanley Company Inocrporated	(53)	(22,445,500)	4,235.00	7-15-2022	(3,445)
S&P 500 Index	Morgan Stanley Company Inocrporated	(4)	(1,578,000)	3,945.00	7-15-2022	(7,640)
S&P 500 Index	Morgan Stanley Company Inocrporated	(10)	(4,140,000)	4,140.00	7-22-2022	(4,450)
S&P 500 Index	Morgan Stanley Company Inocrporated	(34)	(14,824,000)	4,360.00	7-22-2022	(1,785)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company Inocrporated	(101)	(383,800)	38.00	7-15-2022	(894)
						$(45,430)
See accompanying notes to portfolio of investments

Allspring Diversified Income Builder Fund  |  25

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options and swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

26  |  Allspring Diversified Income Builder Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of June 30, 2022, the Fund had unfunded loan commitments of $1,946,024.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to

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Notes to portfolio of investments—June 30, 2022 (unaudited)

interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional

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Notes to portfolio of investments—June 30, 2022 (unaudited)

amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to portfolio of investments—June 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$15,300,684	$2,967,900	$18,268,584
Common stocks
Communication services	14,768,425	0	0	14,768,425
Consumer discretionary	19,251,424	0	0	19,251,424
Consumer staples	4,011,081	0	0	4,011,081
Energy	4,352,504	0	0	4,352,504
Financials	20,433,475	0	0	20,433,475
Health care	17,343,854	0	0	17,343,854
Industrials	9,560,357	0	0	9,560,357
Information technology	38,055,393	0	0	38,055,393
Materials	2,778,941	0	0	2,778,941
Real estate	1,521,210	0	0	1,521,210
Utilities	2,484,688	0	0	2,484,688
Corporate bonds and notes	0	177,327,800	0	177,327,800
Foreign corporate bonds and notes	0	12,844,001	0	12,844,001
Loans	0	9,547,143	1,231,377	10,778,520
Municipal obligations	0	15,730,171	0	15,730,171
Non-agency mortgage-backed securities	0	34,715,625	0	34,715,625
Preferred stocks
Energy	87,591	0	0	87,591
Financials	83,345	0	0	83,345
Information technology	257,677	0	0	257,677
Materials	106,506	0	0	106,506
Yankee corporate bonds and notes	0	48,083,943	0	48,083,943
Short-term investments
Investment companies	13,246,342	0	0	13,246,342
	148,342,813	313,549,367	4,199,277	466,091,457
Forward foreign currency contracts	0	137,462	0	137,462
Futures contracts	1,638,890	0	0	1,638,890
Total assets	$149,981,703	$313,686,829	$4,199,277	$467,867,809
Liabilities
Futures contracts	$1,112,220	$0	$0	$1,112,220
Written options	31,517	13,913	0	45,430
Swap contracts	0	66,213	0	66,213
Total liabilities	$1,143,737	$80,126	$0	$1,223,863
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2022, $2,385,735 was segregated as cash collateral for open futures contracts and $76,850 was segregated as cash collateral for swap contracts.
For the nine months ended June 30, 2022, the Fund had no material transfers into/out of Level 3.

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